TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of operations	$ 1,200	$ (10,332)	$ (22,815)
Statutory tax rate	26.50%	25.00%	25.00%
Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	318	(2,583)	(5,704)
Currency differences	2,545	1,395	(713)
Tax adjustment in respect of different tax rates and "Approved Enterprise" status	1,425	3,041	(2,961)
Changes in valuation allowance	(14,781)	(17,580)	(4,567)
Taxes in respect of prior years	332	(68)	835
Stock compensation relating to options per ASC 718	471	364	331
Changes in valuation allowance related to capital gains	(222)	(2,067)	(713)
Forfeiture of carryforward tax losses	13,549	16,542	2,551
Wavestream goodwill impairment			8,831
Exempt revenues - subsidy	(2,561)	(1,089)	(798)
Nondeductible expenses and other differences	825	1,290	1,015
Tax benefit	$ 1,901	$ (755)	$ (1,893)